Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name	dei_EntityRegistrantName	CUTLER TRUST
CIK	dei_EntityCentralIndexKey	0000892568
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Oct. 23, 2015
Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2015
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
Cutler Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY CUTLER EQUITY FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Cutler Equity Fund (the “Equity Fund”) is current income and long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Equity Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Equity Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	14.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE EQUITY FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In seeking to meet its investment objective, under normal conditions, at least 80% of the Equity Fund’s assets will be invested in a diversified portfolio of common stocks according to the investment style of the Fund’s investment adviser, Cutler Investment Counsel, LLC (the “Adviser”). For purposes of this policy, “assets” shall mean net assets plus the amount of any borrowings for investment purposes (although the Equity Fund is not currently authorized by the Board of Trustees to do so). The Adviser chooses investments in common stocks based on its judgment of fundamental value, which emphasizes stocks that the Adviser judges to have favorable dividend yields and growth prospects relative to comparable companies. Factors deemed particularly relevant in determining fundamental value include:

• earnings

• dividend and market price histories

• balance sheet characteristics

• perceived management skills

Changes in economic and political outlooks, as well as corporate developments affecting individual companies, can influence specific security prices. The Equity Fund typically invests in stocks of companies that have a total market capitalization of at least $10 billion and, in the Adviser’s opinion, have institutional ownership that is sufficiently broad to provide adequate liquidity suitable to the Fund’s holdings.

The Adviser uses both “top-down” and “bottom-up” approaches, and investment selections are made using a fundamental approach. Top-down research involves the study of economic trends in the domestic and global economy, such as the fluctuation in interest or unemployment rates. These factors help to identify industries and sectors with the potential to outperform as a result of major economic developments. Bottom-up research involves detailed analysis of specific companies. Important factors include industry characteristics, profitability, growth dynamics, industry positioning, strength of management, valuation and expected return for the foreseeable future. Particular attention is paid to a company’s ability to pay or increase its current dividend.

The Adviser will sell securities for any one of three possible reasons:

• When another company is found by the Adviser to have a higher current dividend yield or better potential for capital appreciation and dividend growth.

• If the industry moves in an unforeseen direction that negatively impacts the positioning of a particular investment or if the company’s strategy, execution or industry positioning itself deteriorates. The Adviser develops specific views on how industries are likely to evolve and how individual companies will participate in industry growth and change.

• If the Adviser believes that a company’s management is not acting in a forthright manner.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE EQUITY FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Equity Fund is subject to investment risks; therefore you may lose money by investing in the Fund . There is no assurance that the Equity Fund will achieve its investment objective. The Equity Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Equity Fund may be worth less than its original cost. The Equity Fund, by itself, does not provide a complete investment program.

Stock Market Risk

All investments made by the Equity Fund have some risk. Among other things, the market value of any security in which the Equity Fund may invest is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of the issuer’s worth.

The Equity Fund may be an appropriate investment if you are seeking long-term growth in your investment and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style utilized for the Equity Fund could fall out of favor with the market.

Management Risk

Because the Equity Fund is actively managed, it is subject to the risk that the investment strategies, techniques and risk analyses employed by the Adviser may not produce the desired results. Poor security selection could cause the Equity Fund’s return to be lower than anticipated. Current income may be significant or very little, depending upon the Adviser’s portfolio selections for the Equity Fund.

Large-Cap Company Risk

The Equity Fund may invest in large-capitalization (“large-cap”) companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended period of economic expansion.

Mid-Cap Company Risk

The Equity Fund may invest in mid-capitalization (“mid-cap”) companies. Mid-cap companies often involve higher risks than large-cap companies because these companies may lack the financial resources, product diversification and competitive strengths of larger companies. In addition, the frequency and volume of the trading of securities of mid-cap companies is substantially less than is typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations. Mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

In summary, but not inclusive of all possible risks, you could lose money on your investment in the Equity Fund, or the Fund could underperform other investments, if any of the following occurs:

• The stock market goes down

• The stock market undervalues the stocks in the Equity Fund’s portfolio

• The Adviser’s judgment as to the value of the Equity Fund’s stocks proves to be mistaken

May Lose Money	rr_RiskLoseMoney	An investment in the Equity Fund is subject to investment risks; therefore you may lose money by investing in the Fund .
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Equity Fund by showing the changes in the Fund’s performance from year to year for the last ten calendar years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Equity Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-CUTLER4 (1-888-288-5374).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Equity Fund by showing the changes in the Fund’s performance from year to year for the last ten calendar years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-288-5374
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Equity Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Equity Fund’s 2015 year-to-date total return through September 30, 2015 is -9.34%.

During the periods shown in the bar chart, the highest quarterly return was 14.31% during the quarter ended September 30, 2009 and the lowest quarterly return was -18.66% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(9.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.66%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Cutler Equity Fund | Cutler Equity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CALEX
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.12%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	365
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	633
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,398
2005	rr_AnnualReturn2005	3.46%
2006	rr_AnnualReturn2006	17.33%
2007	rr_AnnualReturn2007	5.15%
2008	rr_AnnualReturn2008	(28.67%)
2009	rr_AnnualReturn2009	19.56%
2010	rr_AnnualReturn2010	17.11%
2011	rr_AnnualReturn2011	7.64%
2012	rr_AnnualReturn2012	9.44%
2013	rr_AnnualReturn2013	29.48%
2014	rr_AnnualReturn2014	9.66%
1 Year	rr_AverageAnnualReturnYear01	9.66%
5 Years	rr_AverageAnnualReturnYear05	14.39%
10 Years	rr_AverageAnnualReturnYear10	7.87%
Cutler Equity Fund | Return After Taxes on Distributions | Cutler Equity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.91%
5 Years	rr_AverageAnnualReturnYear05	13.97%
10 Years	rr_AverageAnnualReturnYear10	7.53%
Cutler Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Cutler Equity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.07%
5 Years	rr_AverageAnnualReturnYear05	11.59%
10 Years	rr_AverageAnnualReturnYear10	6.40%
Cutler Equity Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Cutler Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY CUTLER EMERGING MARKETS FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Cutler Emerging Markets Fund (the “Emerging Markets Fund”) is current income and long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 01, 2016
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Emerging Markets Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Fund’s performance. The Emerging Markets Fund’s portfolio turnover rate is not shown because the Fund has not completed its first year of operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the Emerging Markets Fund’s current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Emerging Markets Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In seeking to meet its investment objective, under normal conditions, at least 80% of the Emerging Markets Fund’s assets will be invested in a diversified portfolio of securities of issuers whose principal activities are in, or economically tied to, emerging markets countries selected in accordance with the Adviser’s long standing dividend focused investment philosophy. For purposes of this policy, “assets” shall mean net assets plus the amount of any borrowings for investment purposes (although the Fund is not currently authorized by the Board of Trustees to do so). Securities in which the Emerging Markets Fund invests include common stocks, preferred stocks, American Depositary Receipts (“ADRs”) and exchange-traded funds (“ETFs”). The Fund considers “emerging markets” generally to include any country defined or classified currently or in the future as an emerging market by the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index but may include other countries in the discretion of the Adviser.

The Adviser will manage the Emerging Markets Fund in accordance with the Adviser’s dividend focused investment philosophy with appropriate adjustments for emerging market economies, sectors and securities. The Adviser chooses investments based on its judgment of fundamental value, which emphasizes companies that the Adviser judges to have favorable dividend yields and growth prospects relative to comparable companies. Factors deemed particularly relevant in determining fundamental value include:

• earnings

• dividend and market price histories

• balance sheet characteristics

• perceived management skills

In selecting investments for the Emerging Markets Fund, the Portfolio Managers, based upon their experience with and analysis of emerging markets economies, sectors and securities, will take into account the various opportunities presented by companies in rapidly growing emerging markets and the correlative risks presented by emerging markets securities.

The Emerging Markets Fund typically invests in stocks of companies that have a total market capitalization of at least $5 billion and, in the Adviser’s opinion, have institutional ownership that is sufficiently broad to provide adequate liquidity suitable to the Fund’s holdings. The Emerging Markets Fund normally expects that its assets will be invested in multiple emerging market countries, industries and market sectors.

The Adviser uses both “top-down” and “bottom-up” approaches, and investment selections are made using a fundamental approach. Top-down research involves the study of economic trends in emerging market economies, such as the fluctuation in interest or unemployment rates. These factors help to identify countries, industries and sectors with the potential to outperform as a result of major economic developments. Bottom-up research involves detailed analysis of specific companies. Important factors include industry characteristics, profitability, growth dynamics, industry positioning, strength of management, valuation and expected return for the foreseeable future. Particular attention is paid to a company’s ability to pay or increase its current dividend.

The Emerging Markets Fund may use ETFs in certain situations to gain access to a broader exposure to a specific emerging stock market without purchasing a large number of individual securities. The Emerging Markets Fund may invest in ETFs that have a total market capitalization and which invest in securities with a market capitalization of any size. The Emerging Markets Fund may invest both in ADRs, which are listed on domestic stock exchanges, as well as directly in common stock traded on foreign exchanges. The Emerging Markets Fund may invest in securities of both U.S. and non-U.S. issuers, which can be both U.S. dollar-based and non-U.S. dollar-based.

The Emerging Markets Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts which are entered into directly with dealers.

The Adviser will sell securities for any one of four possible reasons:

• When another company is found by the Adviser to have a higher current dividend yield or better potential for capital appreciation and dividend growth.

• If the industry moves in an unforeseen direction that negatively impacts the positioning of a particular investment or if the company’s strategy, execution or industry positioning itself deteriorates. The Adviser develops specific views on how industries are likely to evolve and how individual companies will participate in industry growth and change.

• If the Adviser believes that a company’s management is not acting in a forthright manner.

• If the Adviser believes that a country’s significant geopolitical concerns raise cause for concern for a particular issuer.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Emerging Markets Fund is subject to investment risks; therefore you may lose money by investing in the Fund. There is no assurance that the Emerging Markets Fund will achieve its investment objective. The Emerging Markets Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Emerging Markets Fund may be worth less than its original cost. The Emerging Markets Fund, by itself, does not provide a complete investment program.

Foreign Investment Risk

Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid and more volatile than U.S. stock markets.

Emerging Markets Risk

The economies of emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of emerging market countries may be less stable than the governments of more developed countries. Countries in the emerging markets generally have less developed securities markets or exchanges, and less developed legal and accounting systems, reduced availability of public information, and lack of uniform financial reporting and regulatory practices, which in turn may adversely impact the Emerging Markets Fund’s ability to calculate accurately the intrinsic value of the securities. Securities of emerging market companies may be less liquid and more volatile than securities in countries with more mature markets. The value of emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in emerging market countries may be considered speculative and higher risk.

Currency Risk

Because the Emerging Markets Fund holds securities valued in foreign currencies and holds foreign currencies when it purchases and sells foreign securities, changes in exchange rates will impact the value of the Fund’s assets. Thus, investments in foreign securities involve currency risk, which is the risk that the values of the foreign securities and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction, or the inability of the Emerging Markets Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Emerging Markets Fund may suffer losses from these transactions.

Stock Market Risk

Among other things, the market value of any security in which the Emerging Markets Fund may invest is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of the issuer’s worth.

The Emerging Markets Fund may be an appropriate investment if you are seeking long-term growth in your investment and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the foreign stock markets or the entire market. The investment style utilized for the Emerging Markets Fund could fall out of favor with the market.

ETF Risk

An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is also subject to the risks of the underlying securities it holds or sectors that the ETF is designed to track. When the Emerging Markets Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Management Risk

Because the Emerging Markets Fund is actively managed, it is subject to the risk that the investment strategies, techniques and risk analyses employed by the Adviser and may not produce the desired results. Poor security selection could cause the Emerging Markets Fund’s return to be lower than anticipated.

Large-Cap Company Risk

The Emerging Markets Fund may invest in large-cap companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended period of economic expansion.

Mid-Cap Company Risk

The Emerging Markets Fund may invest in mid-cap companies. Mid-cap companies often involve higher risks than large-cap companies because these companies may lack the financial resources, product diversification and competitive strengths of larger companies. In addition, the frequency and volume of the trading of securities of mid-cap companies is substantially less than is typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations. Mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

New Fund Risk

The Emerging Markets Fund was formed in 2015 and has limited operating history. Accordingly, investors in the Emerging Markets Fund bear the risk that the Fund may not be successful in implementing its investment strategy or growing to an economically viable size. In addition, the Emerging Markets Fund may not have access to all emerging markets, as trading relationships may not have been established.

In summary, but not inclusive of all possible risks, you could lose money on your investment in the Emerging Markets Fund, or the Fund could underperform other investments, if any of the following occurs:

• The stock market goes down

• The stock market undervalues the stocks in the Emerging Markets Fund’s portfolio

• The Adviser’s judgment as to the value of the Emerging Markets Fund’s stocks proves to be mistaken

May Lose Money	rr_RiskLoseMoney	An investment in the Emerging Markets Fund is subject to investment risks; therefore you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Emerging Markets Fund is new and does not have a performance history for a full calendar year to report. When the Emerging Markets Fund has completed a full calendar year of operations, this section will include information which an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index. How the Emerging Markets Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-CUTLER4 (1-888-288-5374).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	When the Emerging Markets Fund has completed a full calendar year of operations, this section will include information which an investor would find useful in evaluating the risks of investing in the Fund, such as information that shows the Fund’s performance from year to year and how the Fund’s average annual returns for certain periods compare with those of a broad-based securities market index.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Emerging Markets Fund is new and does not have a performance history for a full calendar year to report.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-288-5374
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Emerging Markets Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.
Cutler Emerging Markets Fund | Cutler Emerging Markets Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CUTDX
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.19%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.64%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.55%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 158
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 1,032
Cutler Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY CUTLER FIXED INCOME FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Cutler Fixed Income Fund (the “Fixed Income Fund”) is to seek to achieve high income over the long-term.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Fixed Income Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fixed Income Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fixed Income Fund’s performance. During the most recent fiscal year, the Fixed Income Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	85.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fixed Income Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fixed Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fixed Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FIXED INCOME FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fixed Income Fund invests principally in a diversified portfolio of investment grade fixed income securities that are believed to generate a high level of current income. The Fixed Income Fund normally invests in investment grade fixed income securities consisting primarily of obligations issued by the U.S. Government, agencies of the U.S. Government, instruments related to U.S. Government securities, mortgage-backed and other asset-backed securities and U.S. corporate debt securities. The Adviser considers these types of securities to be the Fixed Income Fund’s core holdings. In seeking to meet its investment objective, under normal conditions, at least 80% of the Fixed Income Fund’s assets will be invested in fixed income securities. For purposes of this policy, “assets” shall mean net assets plus the amount of any borrowings for investment purposes (although the Fixed Income Fund is not currently authorized by the Board of Trustees to do so).

An investment grade security is one which is rated investment grade by either Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings Ltd. (“Fitch”), or an unrated security that the Adviser believes to be of comparable quality. The Fixed Income Fund may invest in:

• United States Treasury obligations, including T-bills, notes, bonds, inflation-indexed bonds and other debt obligations issued by the U.S. Treasury, and obligations of U.S. Government Agencies that are backed by the full faith and credit of the U.S. Government. Such U.S. Government Agencies include the Private Export Funding Corporation, Overseas Private Investment Corporation, Small Business Administration, Government National Mortgage Association (GNMA), Department of Housing and Urban Development and U.S. Maritime Administration.

• Securities issued or guaranteed by agencies and instrumentalities of the U.S. Government, but not explicitly backed by the full faith and credit of the U.S. Government. These include the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Farm Credit Banks, Tennessee Valley Authority, and Federal Home Loan Bank.

• Mortgage-Backed and Other Asset-Backed Securities. Mortgage-backed securities are obligations representing an undivided interest in, or collateralized by, pools of mortgages. These obligations, in effect, “pass-through” the monthly interest and principal payments (including prepayments) made by the individual borrowers on the pooled mortgage loans to the holders of the securities. U.S. Government agency mortgage-backed issues include securities issued by GNMA, Fannie Mae and Freddie Mac. GNMA securities are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government, while Fannie Mae and Freddie Mac securities are guaranteed only by the issuing agency. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). The Fixed Income Fund may also invest in corporate mortgage-backed securities or other asset-backed securities that have an investment grade rating. Asset-backed securities represent a group of assets that are combined or pooled for sale to investors and may be backed by receivables such as credit card, auto and student loans . The Fixed Income Fund may also invest in corporate mortgage-backed securities or other asset-backed securities that have an investment grade rating. Asset-backed securities represent a group of assets that are combined or pooled for sale to investors and may be backed by receivables such as credit card, auto and student loans.

• U.S. corporate debt securities (obligations of a corporation to pay interest and repay principal). They include commercial paper, notes, bonds and debentures.

The Adviser’s primary focus is on individual security selection, rather than attempting to anticipate major interest rate moves. The Adviser uses a value-oriented buy discipline to identify securities that are believed to offer a yield advantage over others of similar quality or to exhibit stable or improving credit quality that may be unrecognized by other investors. Portfolio securities may be sold when price appreciation causes a security to lose its yield advantage, or when credit quality begins to deteriorate. In the event the rating of a fixed income security held by the Fixed Income Fund is reduced below investment grade, the Adviser is not required to sell the security, but will consider this event in its determination of whether the Fund should continue to hold such security.

To increase the Fixed Income Fund’s income potential, the Adviser may invest any amount it deems desirable in each of the various types of fixed income securities, and adjust the investment ratios from time to time, so long as the Fund remains diversified. There is no set average maturity for the portfolio. The Fixed Income Fund allocates its assets among different types of securities and maturities based upon the Adviser’s view of the relative value of each security or maturity. The Adviser may respond to changing market and other conditions by adjusting the type of securities held by the Fixed Income Fund and its average portfolio maturity. The Fixed Income Fund may invest in either fixed rate or variable rate debt securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FIXED INCOME FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fixed Income Fund is subject to investment risks; therefore you may lose money by investing in the Fund . There is no assurance that the Fixed Income Fund will achieve its investment objective. The Fixed Income Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fixed Income Fund may be worth less than its original cost. The Fixed Income Fund, by itself, does not provide a complete investment program.

Management Risk

Because the Fixed Income Fund is actively managed, it is subject to the risk that the investment strategies, techniques and risk analyses employed by the Adviser may not produce the desired results. Poor security selection and/or investments that have unfavorable portfolio maturities could cause the Fixed Income Fund’s return to be lower than anticipated. Current income may be significant or very little, depending upon the Adviser’s portfolio selections for the Fixed Income Fund.

Fixed Income Securities Risk

• Interest Rate Risk. When interest rates rise, bond prices generally fall and when interest rates fall, bond prices generally rise. In an environment of relatively low interest rates, the risk that fixed income prices may fall is potentially greater. Interest rate risk increases as average maturity increases. Interest rate increases can cause the price of a fixed income security to decline, resulting in a price decline for the Fixed Income Fund. Thus, when the Fixed Income Fund emphasizes securities with longer maturities, you are exposed to greater interest rate risk. All income-oriented securities, even those of highest quality, are subject to some degree of interest rate risk.

• Credit Risk. Credit risk is associated with a borrower’s ability to pay interest and principal when due. A borrower’s inability to make its payment obligations could result in a significant loss of income, causing the Fixed Income Fund’s price to decline. Credit risk increases as overall portfolio quality decreases. Thus, when the Fixed Income Fund invests in lower-quality securities, you are exposed to increased credit risk.

• Call Risk. Call risk for corporate bonds is the possibility that borrowers will prepay their debt prior to the scheduled maturity date, resulting in the probability of reinvesting the proceeds at lower interest rates. If interest rates decline when the Fixed Income Fund is emphasizing longer maturing securities, you are exposed to greater call risk because issuers of callable bonds are more likely to pay off their bonds before the maturity date. This may cause a reduction of income to the Fixed Income Fund.

• Liquidity Risk. Liquidity risk is the risk that a bond could not be sold at an advantageous time or price due to limited market demand. If a bond is downgraded or drops in price, or if adverse conditions exist within the bond market, the demand for a bond may be limited, making that bond difficult to sell.

• Mortgage-Backed Securities Risk. Mortgage-backed securities are subject to greater call/prepayment risk than many fixed income securities, especially when interest rates decline. Prepayment risk could reduce yield and market value and cause the Fixed Income Fund to reinvest its assets at a lower prevailing interest rate. These securities are also subject to extension risk, or the risk of a security lengthening in duration due to the deceleration of prepayments. Extension risk is mainly the result of rising interest rates. As interest rates rise, the likelihood of prepayment decreases and if this occurs, the Fixed Income Fund may be unable to capitalize on other investments that have higher interest rates. Mortgage-backed securities may be subject to risks unique to the housing industry, including mortgage lending practices, defaults and foreclosures, changes in real estate values and housing inventories, mortgage securitization practices and rating assignments by credit rating agencies. Stripped mortgage-backed securities, particularly IOs, are more volatile and sensitive to the rate of prepayments than other types of mortgage-backed securities, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate or economic environment.

In summary, but not inclusive of all possible risks, you could lose money on your investment in the Fixed Income Fund, or the Fund could underperform other investments, if any of the following occurs:

• Interest rates rise

• A borrower is unable to pay interest or principal when due

• The fixed income market becomes illiquid

• The stock market goes down

• The Adviser’s judgment as to the direction of interest rates or the attributes of the Fixed Income Fund’s securities proves to be mistaken

May Lose Money	rr_RiskLoseMoney	An investment in the Fixed Income Fund is subject to investment risks; therefore you may lose money by investing in the Fund .
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fixed Income Fund by showing the changes in the Fund’s performance from year to year for the last ten calendar years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fixed Income Fund is the successor to The Elite Income Fund (the “Predecessor Fund”), a mutual fund which had substantially similar investment objectives, strategies and policies. The performance provided in the bar chart and performance table that follow includes that of the Predecessor Fund for periods prior to September 28, 2012. For certain periods, performance has been positively impacted by expense reimbursements made by the investment adviser of the Predecessor Fund. How the Fixed Income Fund and the Predecessor Fund have performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-CUTLER4 (1-888-288-5374).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fixed Income Fund by showing the changes in the Fund’s performance from year to year for the last ten calendar years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-288-5374
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fixed Income Fund and the Predecessor Fund have performed in the past is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fixed Income Fund’s 2015 year-to-date total return through September 30, 2015 is 3.25%.

During the periods shown in the bar chart, the highest quarterly return was 7.20% during the quarter ended June 30, 2009 and the lowest quarterly return was -2.29% during the quarter ended June 30, 2013.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Year to Date Return	rr_BarChartYearToDateReturn	3.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.29%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Cutler Fixed Income Fund | Cutler Fixed Income Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CALFX
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 144
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	446
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	771
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,691
2005	rr_AnnualReturn2005	0.52%
2006	rr_AnnualReturn2006	4.82%
2007	rr_AnnualReturn2007	3.64%
2008	rr_AnnualReturn2008	(0.86%)
2009	rr_AnnualReturn2009	17.21%
2010	rr_AnnualReturn2010	6.73%
2011	rr_AnnualReturn2011	4.84%
2012	rr_AnnualReturn2012	2.66%
2013	rr_AnnualReturn2013	(2.60%)
2014	rr_AnnualReturn2014	3.50%
1 Year	rr_AverageAnnualReturnYear01	3.50%
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Cutler Fixed Income Fund | Return After Taxes on Distributions | Cutler Fixed Income Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.87%
5 Years	rr_AverageAnnualReturnYear05	1.79%
10 Years	rr_AverageAnnualReturnYear10	2.53%
Cutler Fixed Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Cutler Fixed Income Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.98%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	2.55%
Cutler Fixed Income Fund | Barclays Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.13%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Cutler Fixed Income Fund | Barclays Short-Term U.S. Government Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.64%
5 Years	rr_AverageAnnualReturnYear05	1.09%
10 Years	rr_AverageAnnualReturnYear10	2.62%

[1]	Other Expenses are based on estimated amounts for the Emerging Markets Fund's current fiscal year.
[2]	The Emerging Markets Fund's investment adviser, Cutler Investment Counsel, LLC (the "Adviser"), has contractually agreed, until November 1, 2016, to waive its management fees and to pay the Fund's operating expenses to the extent necessary to limit Annual Fund Operating Expenses to an amount not exceeding 1.55% of the Fund's average daily net assets. Management fee waivers and operating expenses paid by the Adviser are subject to repayment by the Emerging Markets Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Annual Fund Operating Expenses to exceed the foregoing expense limitation. Annual Fund Operating Expenses exclude brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses. Prior to November 1, 2016, the expense limitation agreement may be modified or terminated only with approval by the Board of Trustees.